Loan Receivable	6 Months Ended
Sep. 30, 2019
Receivables [Abstract]
Loan receivable

Note 5 – Loan receivable

	September 30,	March 31,
	2019	2019
	(unaudited)
Loan receivable	$1,500,000	$-

Short-term loan of $1.5 million at 5.4% annual interest rate was made to RH Holdings Management (HK) Limited from June 1, 2019, to May 31, 2020.